Hotchkis & Wiley High Yield Fund
Schedule of Investments
September 30, 2024 (Unaudited)

CORPORATE BONDS - 91.2%	Par	Value
Advertising - 0.7%
Stagwell Global LLC, 5.63%, 08/15/2029 (a)	6,741,000	$6,522,514

Aerospace & Defense - 2.8%
Amentum Escrow Corp., 7.25%, 08/01/2032 (a)	3,595,000	3,755,150
F-Brasile SpA / F-Brasile US LLC, 7.38%, 08/15/2026 (a)	4,657,000	4,647,174
Spirit AeroSystems, Inc.
9.38%, 11/30/2029 (a)	2,510,000	2,726,116
9.75%, 11/15/2030 (a)	4,458,000	4,976,242
TransDigm, Inc.
6.88%, 12/15/2030 (a)	2,365,000	2,478,794
7.13%, 12/01/2031 (a)	7,273,000	7,701,463
		26,284,939

Auto Parts & Equipment - 3.0%
Adient Global Holdings Ltd., 8.25%, 04/15/2031 (a)	4,306,000	4,573,511
American Axle & Manufacturing, Inc., 6.88%, 07/01/2028	5,342,000	5,337,761
Clarios Global LP / Clarios US Finance Co., 6.75%, 05/15/2028 (a)	4,389,000	4,527,293
Goodyear Tire & Rubber Co., 5.25%, 07/15/2031	3,393,000	3,063,932
Phinia Holdings Jersey Ltd., 5.00%, 10/01/2025 (a)	1,596,000	1,572,467
Phinia, Inc., 6.63%, 10/15/2032 (a)	4,558,000	4,598,958
ZF North America Capital, Inc., 6.88%, 04/23/2032 (a)	4,565,000	4,583,958
		28,257,880

Banking - 1.3%
ING Groep NV, 6.50% to 04/16/2025 then 5 yr. Swap Rate USD + 4.45%, Perpetual (l)	2,892,000	2,900,147
Popular, Inc., 7.25%, 03/13/2028	3,628,000	3,833,631
Texas Capital Bancshares, Inc., 4.00% to 05/06/2026 then 5 yr. CMT Rate + 3.15%, 05/06/2031 (l)	3,400,000	3,229,173
Western Alliance Bank, 5.25% to 06/01/2025 then 3 mo. Term SOFR + 5.12%, 06/01/2030 (l)	2,234,000	2,175,357
		12,138,308

Brokerage - 0.6%
StoneX Group, Inc., 7.88%, 03/01/2031 (a)	5,265,000	5,610,653

Building & Construction - 2.6%
Adams Homes, Inc., 9.25%, 10/15/2028 (a)	4,382,000	4,679,266
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 4.88%, 02/15/2030 (a)	4,782,000	4,505,879
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029 (a)	5,476,000	5,095,469
Installed Building Products, Inc., 5.75%, 02/01/2028 (a)	4,671,000	4,658,971
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/2028 (a)	5,173,000	5,041,461
		23,981,046

Building Materials - 2.4%
Arcosa, Inc., 6.88%, 08/15/2032 (a)	4,496,000	4,709,129
BlueLinx Holdings, Inc., 6.00%, 11/15/2029 (a)	6,181,000	5,958,167
Knife River Corp., 7.75%, 05/01/2031 (a)	4,427,000	4,711,368
Standard Building Solutions, Inc., 6.50%, 08/15/2032 (a)	6,378,000	6,609,515
		21,988,179

Cable & Satellite TV - 6.1%
Block Communications, Inc., 4.88%, 03/01/2028 (a)	5,858,000	5,533,706
Cable One, Inc., 4.00%, 11/15/2030 (a)	5,983,000	4,774,014

CCO Holdings LLC / CCO Holdings Capital Corp.
5.38%, 06/01/2029 (a)	9,877,000	9,526,199
4.75%, 02/01/2032 (a)	14,055,000	12,398,451
CSC Holdings LLC
11.75%, 01/31/2029 (a)	2,414,000	2,334,860
5.75%, 01/15/2030 (a)	11,102,000	5,756,511
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027 (a)	3,006,000	2,953,507
DISH Network Corp., 11.75%, 11/15/2027 (a)	2,145,000	2,252,991
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/2028 (a)	4,800,000	4,710,000
Ziggo BV, 4.88%, 01/15/2030 (a)	6,578,000	6,257,705
		56,497,944

Chemicals - 4.6%
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/2031 (a)	2,752,000	2,942,279
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 07/01/2028 (a)	2,991,000	3,026,793
LSF11 A5 HoldCo LLC, 6.63%, 10/15/2029 (a)	5,388,000	5,246,297
NOVA Chemicals Corp.
8.50%, 11/15/2028 (a)	4,072,000	4,351,694
9.00%, 02/15/2030 (a)	2,211,000	2,397,541
Rain Carbon, Inc., 12.25%, 09/01/2029 (a)	3,538,000	3,825,806
SCIH Salt Holdings, Inc., 4.88%, 05/01/2028 (a)	3,576,000	3,450,956
SCIL IV LLC / SCIL USA Holdings LLC, 5.38%, 11/01/2026 (a)	5,377,000	5,315,141
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.13%, 04/01/2029 (a)	8,122,000	3,954,005
WR Grace Holdings LLC
5.63%, 08/15/2029 (a)	6,470,000	6,084,312
7.38%, 03/01/2031 (a)	1,995,000	2,092,218
		42,687,042

Consumer/Commercial/Lease Financing - 2.3%
Burford Capital Global Finance LLC, 9.25%, 07/01/2031 (a)	6,398,000	6,892,891
Macquarie Airfinance Holdings Ltd., 8.38%, 05/01/2028 (a)	4,405,000	4,634,564
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032 (a)	4,652,000	4,862,173
PennyMac Financial Services, Inc., 7.88%, 12/15/2029 (a)	4,541,000	4,846,169
		21,235,797

Consumer-Products - 0.8%
Acushnet Co., 7.38%, 10/15/2028 (a)	2,194,000	2,314,973
Winnebago Industries, Inc., 6.25%, 07/15/2028 (a)	5,372,000	5,381,444
		7,696,417

Diversified Capital Goods - 3.3%
EMRLD Borrower LP / Emerald Co.-Issuer, Inc., 6.63%, 12/15/2030 (a)	7,346,000	7,583,606
Matthews International Corp., 8.63%, 10/01/2027 (a)	4,623,000	4,718,923
Patrick Industries, Inc., 4.75%, 05/01/2029 (a)	5,586,000	5,319,914
Railworks Holdings LP / Railworks Rally, Inc., 8.25%, 11/15/2028 (a)	4,383,000	4,537,720
TK Elevator Holdco GmbH, 7.63%, 07/15/2028 (a)	8,708,000	8,771,699
		30,931,862

Electric-Generation - 1.1%
Alpha Generation LLC, 6.75%, 10/15/2032 (a)	4,584,000	4,651,488
Vistra Operations Co. LLC, 6.88%, 04/15/2032 (a)	5,695,000	5,995,400
		10,646,888

Electric-Integrated - 0.3%
PG&E Corp., 5.25%, 07/01/2030	2,395,000	2,380,694

Electronics - 1.0%
Coherent Corp., 5.00%, 12/15/2029 (a)	4,415,000	4,321,641
Sensata Technologies, Inc., 6.63%, 07/15/2032 (a)	4,531,000	4,727,745
		9,049,386

Energy - Exploration & Production - 4.3%
Aethon United BR LP / Aethon United Finance Corp., 7.50%, 10/01/2029 (a)	3,718,000	3,769,902
California Resources Corp., 7.13%, 02/01/2026 (a)	1,407,000	1,407,934
Chesapeake Energy Corp., 6.75%, 04/15/2029 (a)	4,617,000	4,706,837
Civitas Resources, Inc.
5.00%, 10/15/2026 (a)	2,777,000	2,748,353
8.75%, 07/01/2031 (a)	3,160,000	3,348,930
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 02/01/2031 (a)	4,713,000	4,592,657
Kosmos Energy Ltd., 7.50%, 03/01/2028 (a)	1,741,000	1,686,378
Kraken Oil & Gas Partners LLC, 7.63%, 08/15/2029 (a)	2,247,000	2,246,013
Matador Resources Co.
6.88%, 04/15/2028 (a)	2,691,000	2,739,215
6.50%, 04/15/2032 (a)	918,000	917,317
Murphy Oil Corp., 6.00%, 10/01/2032	4,641,000	4,582,482
Permian Resources Operating LLC, 8.00%, 04/15/2027 (a)	4,427,000	4,561,733
Talos Production, Inc., 9.38%, 02/01/2031 (a)	2,566,000	2,640,355
		39,948,106

Food - Wholesale - 0.8%
Central Garden & Pet Co., 4.13%, 04/30/2031 (a)	3,863,000	3,542,537
HLF Financing Sarl LLC / Herbalife International, Inc., 4.88%, 06/01/2029 (a)	515,000	326,603
US Foods, Inc., 7.25%, 01/15/2032 (a)	3,267,000	3,461,697
		7,330,837

Forestry/Paper - 2.5%
Ahlstrom Holding 3 Oy, 4.88%, 02/04/2028 (a)	4,780,000	4,520,350
Mativ Holdings, Inc.
6.88%, 10/01/2026 (a)	5,894,000	5,895,031
8.00%, 10/01/2029 (a)	4,574,000	4,674,284
Mercer International, Inc.
12.88%, 10/01/2028 (a)	885,000	930,184
5.13%, 02/01/2029	5,791,000	4,946,577
Rayonier AM Products, Inc., 7.63%, 01/15/2026 (a)	2,182,000	2,152,532
		23,118,958

Gaming - 3.9%
Allwyn Entertainment Financing UK PLC, 7.88%, 04/30/2029 (a)	4,457,000	4,699,791
Boyd Gaming Corp., 4.75%, 06/15/2031 (a)	4,391,000	4,195,687
Everi Holdings, Inc., 5.00%, 07/15/2029 (a)	6,570,000	6,544,619
Jacobs Entertainment, Inc., 6.75%, 02/15/2029 (a)	5,408,000	5,263,742
MGM Resorts International, 6.50%, 04/15/2032	4,771,000	4,864,989
Penn Entertainment, Inc., 5.63%, 01/15/2027 (a)	5,350,000	5,301,952
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 03/01/2030 (a)	5,120,000	5,084,622
		35,955,402

Gas Distribution - 4.3%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 03/01/2027 (a)	5,209,000	5,217,736
CQP Holdco LP / BIP-V Chinook Holdco LLC, 7.50%, 12/15/2033 (a)	4,620,000	5,016,331
DT Midstream, Inc., 4.38%, 06/15/2031 (a)	5,297,000	5,018,078
EQM Midstream Partners LP, 7.50%, 06/01/2027 (a)	6,117,000	6,300,981
Harvest Midstream I LP, 7.50%, 09/01/2028 (a)	5,526,000	5,659,177
ITT Holdings LLC, 6.50%, 08/01/2029 (a)	2,538,000	2,406,512
Kinetik Holdings LP, 5.88%, 06/15/2030 (a)	4,297,000	4,329,747
Venture Global LNG, Inc., 9.88%, 02/01/2032 (a)	5,793,000	6,440,755
		40,389,317

Health Facilities - 1.6%
Acadia Healthcare Co., Inc., 5.50%, 07/01/2028 (a)	1,500,000	1,465,604
CHS/Community Health Systems, Inc., 5.25%, 05/15/2030 (a)	5,987,000	5,514,777
Concentra Escrow Issuer Corp., 6.88%, 07/15/2032 (a)	4,450,000	4,684,795
Tenet Healthcare Corp., 6.13%, 06/15/2030	3,252,000	3,309,209
		14,974,385

Health Services - 0.9%
Fortrea Holdings, Inc., 7.50%, 07/01/2030 (a)	4,441,000	4,475,707
ModivCare Escrow Issuer, Inc., 5.00%, 10/01/2029 (a)	3,026,000	1,887,603
Sotera Health Holdings LLC, 7.38%, 06/01/2031 (a)	2,255,000	2,344,657
		8,707,967

Hotels - 1.6%
Marriott Ownership Resorts, Inc., 4.50%, 06/15/2029 (a)	5,638,000	5,307,627
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 4.88%, 05/15/2029 (a)	4,720,000	4,584,070
Pebblebrook Hotel LP / PEB Finance Corp., 6.38%, 10/15/2029 (a)	4,650,000	4,684,736
		14,576,433

Insurance Brokerage - 2.6%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer, 7.00%, 01/15/2031 (a)	4,670,000	4,802,502
AmWINS Group, Inc., 4.88%, 06/30/2029 (a)	5,072,000	4,867,616
AssuredPartners, Inc., 7.50%, 02/15/2032 (a)	4,826,000	4,964,087
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC, 8.13%, 02/15/2032 (a)	2,873,000	2,955,846
Ryan Specialty LLC, 5.88%, 08/01/2032 (a)	1,670,000	1,698,976
USI, Inc./NY, 7.50%, 01/15/2032 (a)	4,805,000	4,983,741
		24,272,768

Investments & Miscellaneous Financial Services - 0.3%
Armor Holdco, Inc., 8.50%, 11/15/2029 (a)	2,602,000	2,500,491

Machinery - 2.0%
Chart Industries, Inc., 7.50%, 01/01/2030 (a)	4,198,000	4,429,629
JB Poindexter & Co., Inc., 8.75%, 12/15/2031 (a)	4,417,000	4,675,456
NESCO Holdings II, Inc., 5.50%, 04/15/2029 (a)	5,285,000	4,877,091
Titan International, Inc., 7.00%, 04/30/2028	4,670,000	4,651,412
		18,633,588

Media - Broadcast - 0.8%
CMG Media Corp., 8.88%, 12/15/2027 (a)	1,165,000	690,262
Gray Television, Inc.
10.50%, 07/15/2029 (a)	2,263,000	2,365,849
5.38%, 11/15/2031 (a)	6,976,000	4,368,100
		7,424,211

Media Content - 0.6%
News Corp., 5.13%, 02/15/2032 (a)	1,996,000	1,962,764
Townsquare Media, Inc., 6.88%, 02/01/2026 (a)	3,839,000	3,834,043
		5,796,807

Medical Products - 1.8%
Grifols SA, 4.75%, 10/15/2028 (a)	5,356,000	5,021,568
Medline Borrower LP, 5.25%, 10/01/2029 (a)	3,481,000	3,418,073
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 04/01/2029 (a)	3,434,000	3,542,450
Varex Imaging Corp., 7.88%, 10/15/2027 (a)	5,053,000	5,163,095
		17,145,186

Metals/Mining Excluding Steel - 0.6%
Kaiser Aluminum Corp., 4.50%, 06/01/2031 (a)	5,525,000	5,060,630
Rain CII Carbon LLC / CII Carbon Corp., 7.25%, 04/01/2025 (a)	131,000	129,724
		5,190,354

Oil Field Equipment & Services - 3.0%
Enerflex Ltd., 9.00%, 10/15/2027 (a)	3,650,000	3,778,139
Nabors Industries Ltd., 7.50%, 01/15/2028 (a)	4,405,000	4,133,973
Noble Finance II LLC, 8.00%, 04/15/2030 (a)	4,895,000	5,054,350
Transocean Poseidon Ltd., 6.88%, 02/01/2027 (a)	2,345,400	2,347,964
Transocean, Inc., 8.75%, 02/15/2030 (a)	1,983,900	2,070,075
Valaris Ltd., 8.38%, 04/30/2030 (a)	5,731,000	5,907,967
Weatherford International Ltd., 8.63%, 04/30/2030 (a)	4,696,000	4,896,738
		28,189,206

Oil Refining & Marketing - 0.9%
Parkland Corp., 6.63%, 08/15/2032 (a)	4,513,000	4,585,072
PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 02/15/2028	4,110,000	4,060,137
		8,645,209

Packaging - 1.0%
Sealed Air Corp./Sealed Air Corp. US, 7.25%, 02/15/2031 (a)	4,184,000	4,433,526
Verde Purchaser LLC, 10.50%, 11/30/2030 (a)	4,398,000	4,778,374
		9,211,900

Personal & Household Products - 1.7%
Edgewell Personal Care Co., 5.50%, 06/01/2028 (a)	4,620,000	4,597,233
Energizer Holdings, Inc., 4.38%, 03/31/2029 (a)	6,161,000	5,840,628
Scotts Miracle-Gro Co., 4.38%, 02/01/2032	5,677,000	5,268,330
		15,706,191

Pharmaceuticals - 2.1%
Bausch + Lomb Corp., 8.38%, 10/01/2028 (a)	4,556,000	4,823,665
Bausch Health Cos., Inc.
6.13%, 02/01/2027 (a)	2,901,000	2,622,751
11.00%, 09/30/2028 (a)	1,770,000	1,654,950
Jazz Securities DAC, 4.38%, 01/15/2029 (a)	3,449,000	3,338,357
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
5.13%, 04/30/2031 (a)	5,534,000	5,217,352
7.88%, 05/15/2034 (a)	1,779,000	1,886,985
		19,544,060

Printing & Publishing - 0.4%
Cimpress PLC, 7.38%, 09/15/2032 (a)	3,669,000	3,703,306

Real Estate Development & Management - 1.4%
Cushman & Wakefield US Borrower LLC, 8.88%, 09/01/2031 (a)	5,364,000	5,861,123
Five Point Operating Co. LP / Five Point Capital Corp., 10.50%, 01/15/2028 (a)(b)	2,841,070	2,909,372
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030 (a)	3,735,000	3,969,849
		12,740,344

Recreation & Travel - 2.7%
Boyne USA, Inc., 4.75%, 05/15/2029 (a)	4,869,000	4,684,372
Carnival Corp.
6.00%, 05/01/2029 (a)	5,222,000	5,294,190
7.00%, 08/15/2029 (a)	2,241,000	2,383,194
10.50%, 06/01/2030 (a)	7,333,000	7,966,465
NCL Corp. Ltd., 8.13%, 01/15/2029 (a)	4,525,000	4,842,741
		25,170,962

Reinsurance - 1.0%
Enstar Finance LLC, 5.75% to 09/01/2025 then 5 yr. CMT Rate + 5.47%, 09/01/2040 (l)	3,131,000	3,097,937
Highlands Holdings Bond Issuer Ltd. / Highlands Holdings Bond Co.-Issuer, Inc., 7.63% Cash or 8.38% PIK, 10/15/2025 (a)(d)	6,252,983	6,246,547
		9,344,484

REITs - 0.5%
Service Properties Trust, 8.63%, 11/15/2031 (a)	4,568,000	4,971,350

Restaurants - 1.0%
Papa John's International, Inc., 3.88%, 09/15/2029 (a)	4,977,000	4,611,259
Raising Cane's Restaurants LLC, 9.38%, 05/01/2029 (a)	4,409,000	4,779,713
		9,390,972

Software/Services - 3.5%
Boost Newco Borrower LLC, 7.50%, 01/15/2031 (a)	4,595,000	4,934,465
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc., 8.00%, 06/15/2029 (a)	4,493,000	4,677,123
Consensus Cloud Solutions, Inc., 6.50%, 10/15/2028 (a)	5,145,000	5,148,250
Fortress Intermediate 3, Inc., 7.50%, 06/01/2031 (a)	4,521,000	4,775,428
UKG, Inc., 6.88%, 02/01/2031 (a)	4,389,000	4,538,340
Virtusa Corp., 7.13%, 12/15/2028 (a)	3,418,000	3,239,463
VM Consolidated, Inc., 5.50%, 04/15/2029 (a)	5,245,000	5,203,193
		32,516,262

Specialty Retail - 4.3%
Academy Ltd., 6.00%, 11/15/2027 (a)	5,313,000	5,331,310
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032 (a)	2,268,000	2,400,052
Kontoor Brands, Inc., 4.13%, 11/15/2029 (a)	5,554,000	5,248,482
LCM Investments Holdings II LLC, 8.25%, 08/01/2031 (a)	4,556,000	4,841,342
Lithia Motors, Inc., 4.38%, 01/15/2031 (a)	5,010,000	4,665,707
PetSmart, Inc. / PetSmart Finance Corp., 4.75%, 02/15/2028 (a)	5,031,000	4,827,990
Sonic Automotive, Inc., 4.88%, 11/15/2031 (a)	5,301,000	4,897,402
Upbound Group, Inc., 6.38%, 02/15/2029 (a)	3,031,000	2,937,549
Wand NewCo 3, Inc., 7.63%, 01/30/2032 (a)	4,750,000	5,007,393
		40,157,227

Steel Producers/Products - 1.5%
ATI, Inc., 5.88%, 12/01/2027	4,054,000	4,052,529
Calderys Financing LLC, 11.25%, 06/01/2028 (a)	4,233,000	4,555,838
Carpenter Technology Corp., 7.63%, 03/15/2030	4,676,000	4,900,719
		13,509,086

Support-Services - 2.1%
Dun & Bradstreet Corp., 5.00%, 12/15/2029 (a)	4,705,000	4,689,757
EquipmentShare.com, Inc., 8.63%, 05/15/2032 (a)	4,725,000	4,962,894
Summer BC Bidco B LLC, 5.50%, 10/31/2026 (a)	4,752,000	4,698,284
ZipRecruiter, Inc., 5.00%, 01/15/2030 (a)	6,091,000	5,517,237
		19,868,172

Technology Hardware & Equipment - 1.4%
CommScope LLC, 6.00%, 03/01/2026 (a)	3,196,000	3,112,105
Seagate HDD Cayman, 8.50%, 07/15/2031	4,394,000	4,799,107
Xerox Holdings Corp., 8.88%, 11/30/2029 (a)	5,374,000	4,998,335
		12,909,547

Telecom - Satellite - 0.3%
Telesat Canada / Telesat LLC, 5.63%, 12/06/2026 (a)	5,575,000	2,676,259

Telecom - Wireline Integrated & Services - 0.4%
Frontier Communications Holdings LLC, 8.63%, 03/15/2031 (a)	3,700,000	3,992,097

Tobacco - 0.5%
Turning Point Brands, Inc., 5.63%, 02/15/2026 (a)	5,007,000	5,011,988
TOTAL CORPORATE BONDS (Cost $849,852,912)		849,132,981

BANK LOANS - 4.4%	Par	Value
Advertising - 0.5%
AP Core Holdings II LLC, 10.46% (1 mo. Term SOFR + 5.50%), 09/01/2027 (Acquired 07/21/2021 - 02/10/2023, Cost $4,418,584) (k)(l)	4,459,967	4,099,468

Air Transportation - 0.8%
AAdvantage Loyalty IP Ltd. First Lien, 10.29% (3 mo. Term SOFR + 4.75%), 04/20/2028 (Acquired 06/24/2021 - 07/12/2022, Cost $4,068,537) (k)(l)	4,001,250	4,119,607
United Airlines, Inc. First Lien, 8.03% (3 mo. Term SOFR + 2.75%), 02/22/2031 (Acquired 02/15/2024, Cost $3,276,983) (k)(l)	3,293,450	3,303,742
		7,423,349

Building Materials - 0.4%
Foundation Building Materials, Inc. First Lien, 9.25% (3 mo. Term SOFR + 4.00%), 01/29/2031 (Acquired 01/25/2024 - 08/16/2024, Cost $3,274,480) (k)(l)	3,300,915	3,221,577

Cable & Satellite TV - 0.1%
Directv Financing LLC First Lien, 9.96% (1 mo. Term SOFR + 5.00%), 08/02/2027 (Acquired 08/17/2022, Cost $953,135) (k)(l)	967,077	968,852

Forestry/Paper - 0.2%
Mativ Holdings, Inc., 8.71% (1 mo. Term SOFR + 3.75%), 04/20/2028 (Acquired 02/23/2021 - 02/13/2023, Cost $1,612,368) (k)(l)	1,627,750	1,629,109

Metals/Mining Excluding Steel - 0.4%
Arsenal AIC Parent LLC First Lien, 8.10% (1 mo. Term SOFR + 3.25%), 08/18/2030 (Acquired 07/27/2023 - 02/21/2024, Cost $3,809,865) (k)(l)	3,804,251	3,806,153

Oil Field Equipment & Services - 0.1%
Industrial Rubber Products, Inc., 13.75% (3 mo. Term SOFR + 9.00%), 04/12/2026 (Acquired 04/13/2017, Cost $1,162,631) (c)(k)(l)	1,162,631	1,162,631

Oil Refining & Marketing - 0.5%
Par Petroleum LLC First Lien, 9.06% (3 mo. Term SOFR + 3.75%), 02/28/2030 (Acquired 02/14/2023, Cost $4,864,135) (k)(l)	4,919,187	4,935,076

Personal & Household Products - 0.5%
Journey Personal Care Corp., 9.21% (1 mo. Term SOFR + 4.25%), 03/01/2028 (Acquired 02/19/2021, Cost $4,878,259) (k)(l)	4,902,773	4,902,773

Restaurants - 0.7%
Dave & Buster's, Inc. First Lien, 7.88% (1 mo. Term SOFR + 3.25%), 06/29/2029 (Acquired 08/02/2022 - 09/27/2024, Cost $6,525,166) (e)(k)(l)	6,576,241	6,562,102

Specialty Retail - 0.2%
Upbound Group, Inc. First Lien, 8.00% (1 mo. Term SOFR + 3.25%), 02/17/2028 (Acquired 02/14/2023, Cost $2,139,018) (k)(l)	2,166,190	2,165,074
TOTAL BANK LOANS (Cost $40,983,161)		40,876,164

CONVERTIBLE BONDS - 1.0%	Par	Value
Specialty Retail - 1.0%
Authentic Brands Group LLC, 5.00%, 09/01/2029 (Acquired 07/11/2013 - 07/01/2024, Cost $29,332,129) (c)(k)	9,600,648	9,600,648
TOTAL CONVERTIBLE BONDS (Cost $29,332,129)		9,600,648

COMMON STOCKS - 0.9%	Shares	Value
Advertising - 0.2%
National Cinemedia LLC (Acquired 08/17/2023, Cost $0) (c)(k)	6,230,000	0
National CineMedia, Inc. (f)	207,497	1,462,854
		1,462,854

Metals/Mining Excluding Steel - 0.0%(g)
Metals Recovery Holdings LLC (Acquired 07/19/2012 - 12/10/2019, Cost $27,352,487) (c)(f)(h)(k)	116,127	69,676

Oil Field Equipment & Services - 0.7%
Iracore Investments Holdings, Inc. (Acquired 04/13/2017, Cost $4,753,500) (c)(h)(k)	22,361	6,686,610

Oil Refining & Marketing - 0.0%
PetroQuest Energy, Inc. (Acquired 02/14/2019 - 04/06/2023, Cost $23,022,611) (c)(f)(h)(k)	89,691	0
TOTAL COMMON STOCKS (Cost $57,069,977)		8,219,140

REAL ESTATE INVESTMENT TRUSTS - 0.2%	Shares	Value
Hotels - 0.2%
Pebblebrook Hotel Trust Series F, 6.30%, Perpetual	95,158	2,114,411
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,977,571)		2,114,411

SHORT-TERM INVESTMENTS - 3.0%
Money Market Funds - 2.4%	Shares
JPMorgan US Government Money Market Fund - Class IM, 4.86% (i)	21,930,266	21,930,266

Time Deposits - 0.6%	Par
Canadian Imperial Bank of Commerce, 4.18%, 10/01/2024 (j)	5,968,461	5,968,461
Citigroup, Inc., 4.18%, 10/01/2024 (j)	18,312	18,312
		5,986,773
TOTAL SHORT-TERM INVESTMENTS (Cost $27,917,039)		27,917,039

TOTAL INVESTMENTS - 100.7% (Cost $1,007,132,789)		937,860,383
Liabilities in Excess of Other Assets - (0.7)%		(6,656,561)
TOTAL NET ASSETS - 100.0%		$931,203,822

Percentages are stated as a percent of net assets.

Par amount is in USD unless otherwise indicated.

CMT - Constant Maturity Treasury Rate
NV - Naamloze Vennootschap
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $777,678,858 or 83.5% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of September 30, 2024.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $17,519,565 or 1.8% of net assets as of September 30, 2024.

(d)	Payment in-kind (PIK) security.
(e)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(f)	Non-income producing security.
(g)	Represents less than 0.05% of net assets.
(h)
Affiliated company as defined by the Investment Company Act of 1940. A schedule of the Fund's investments in securities of affiliated issuers held during the three months ended September 30, 2024, is set forth below:

					Net Change in
					Unrealized
	Value at			Net Realized	Appreciation/	Value at		Shares Held at
Issuer Name	June 30, 2024	Purchases	Sales	Gains (Losses)	Depreciation	September 30, 2024	Dividends	September 30, 2024
Iracore Investments Holdings, Inc.	$7,573,224	$-	$-	$-	$(886,614)	$6,686,610	$-	$22,361
Metals Recovery Holdings LLC	69,676	-	-	-	-	69,676	-	116,127
PetroQuest Energy, Inc.	0	-	-	-	-	0	-	89,691
	$7,642,900	$-	$-	$-	$(886,614)	$6,756,286	$-

(i)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(j)	Invested through a cash management account administered by Brown Brothers Harriman & Co.
(k)
Restricted security. Purchased in a private placement transaction; resale to the public may require registration. As of September 30, 2024, the value of these securities total $57,233,098 or 6.1% of the Fund’s net assets.

(l)	The coupon rate shown on variable rate securities represents the rate at September 30, 2024.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$849,132,981	$–	$849,132,981
Bank Loans	–	39,713,533	1,162,631	40,876,164
Convertible Bonds	–	–	9,600,648	9,600,648
Common Stocks	1,462,854	–	6,756,286	8,219,140
Real Estate Investment Trusts	2,114,411	–	–	2,114,411
Money Market Funds	21,930,266	–	–	21,930,266
Time Deposits	–	5,986,773	–	5,986,773
Total Investments	$25,507,531	$894,833,287	$17,519,565	$937,860,383

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

The following table provides information about the Level 3 values, as well as their inputs, as of September 30, 2024:

	Fair Value at September 30, 2024	Valuation Techniques	Unobservable Inputs	Input Values (Weighted Average)*	Impact to Valuation from an Increase to Input

Bank Loans	$1,162,631	Market comparable securities	N/A	$100.00	Increase

Convertible Bonds	9,600,648	Estimated recovery value	Probability of asset recovery	$100.00	Increase

Common Stocks	69,676	Estimated recovery value	Probability of asset recovery	$0.00-$0.60($0.60)	Increase
	6,686,610	Market comparable companies	EBIT multiple	12.5x	Increase
Total Common Stocks	6,756,286
	$17,519,565

* Unobservable inputs were weighted by the fair value of the investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Bank Loans	Convertible Bonds	Common Stocks	Total
Balance at June 30, 2024	$1,826,992	$9,480,821	$7,642,900	$18,950,713
Purchases	-	119,827	-	119,827
Sales	(664,361)	-	-	(664,361)
Accrued discounts (premiums)	-	-	-	-
Realized gains (losses)	-	-	-	-
Change in unrealized appreciation/depreciation	-	-	(886,614)	(886,614)
Transfers into Level 3	-	-	-	-
Balance at September 30, 2024	$1,162,631	$9,600,648	$6,756,286	$17,519,565

Change in unrealized appreciation/depreciation for Level 3 assets held at September 30, 2024	$-	$-	$(886,614)	$(886,614)